                                                        FILE NUMBER 028-06458


                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

       Report for the Calendar Year or Quarter Ended September 30, 2000

                      If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of November, 2000.



                              By: /s/ William M. Lane
                                 -----------------------------------
                                 William M Lane, Vice President
                                 for The Torray Corporation

September 30, 2000                          Form 13F - The Torray Corporation

                  Item 1                       Item 2       Item 3           Item 4          Item 5
                                               Title         CUSIP        Fair Market        Total

Name of Issuer                                of Class      Number           Value           Shares
--------------                                --------      ------     -     ------          ------
Abbott Laboratories                            common      002824100           152,062,069     3,197,100
AT & T Corporation                             common      001957109             89,593,750    3,050,000
Bank of America Corporation                    common      060505104             52,951,125    1,011,000
Bank One Corporation                           common      06423A103             46,612,650    1,206,800
Boston Scientific Corporation                  common      101137107             76,072,750    4,628,000
Bristol-Myers Squibb Company                   common      110122108             25,037,888       438,300
Carnival Corporation                           common      143658102             43,032,188    1,747,500
CarrAmerica Realty Corporation                 common      144418100             51,319,125    1,696,500
Citigroup, Inc.                                common      172967101             27,472,238       508,157
Clear Channel Communications                   common      184502102             50,273,700       889,800
CSX Corporation                                common      126408103             28,238,463    1,294,600
Dana Corporation                               common      235811106               5,572,800      259,200
Disney Company, The Walt                       common      254687106             77,456,250    2,025,000
Emerson Electric Company                       common      291011104             26,867,000       401,000
Franklin Resources, Inc.                       common      354613101             75,930,870    1,709,000
Gannett, Inc.                                  common      364730101             18,163,100       342,700
General Dynamics Corporation                   common      369550108             50,564,063       805,000
Gilette Company                                common      375766102             54,766,075    1,773,800
Hughes Electronics Corporation                 common      370442832           204,787,440     5,508,000
Illinois Tool Works                            common      452308109             97,719,788    1,748,900
Int'l Business Machines Corporation            common      459200101             24,401,250       216,900
Int'l Flavors & Fragrances                     common      459506101             27,172,425    1,488,900
Johnson & Johnson                              common      478160104             24,771,319       263,700
Kimberly-Clark Corporation                     common      494368103             45,766,250       820,000
Markel Corporation                             common      570535104             38,272,109       252,205
Mellon Financial Corporation                   common      585509102             43,629,600       940,800
J.P. Morgan & Company                          common      616880100           130,128,188        796,500
PanAmSat Corporation                           common      697933109             43,594,688    1,365,000
Proctor & Gmble Company                        common      742718109             37,593,700       561,100
Raytheon Company Class A                       common      755111309             76,650,000    2,800,000
Tribune Company                                common      90390U102             87,913,275    1,824,400
USA Education Inc.                             common      896047107             82,006,275    1,879,800
Xerox Corporation                              common      984121103             30,125,000    2,000,000



                                                                       ------------------
Total                                                                      1,946,517,407
                                                                       ==================


                  Item 1                            Item 6                  Item 7                     Item 8
                                                   Invest                                                Voting Authority
                                      ------------------------------------            -----------------------------------------
Name of Issuer                         (a)Sole    (b)Shared    (c)Other   Managers      (a) Sole     (b) Shared     (c)None
--------------                         -------    ---------    --------   --------      --------     ----------     -------
Abbott Laboratories                       X                                   All         3,197,100
AT & T Corporation                        X                                   All         3,050,000
Bank of America Corporation               X                                   All         1,011,000
Bank One Corporation                      X                                   All         1,206,800
Boston Scientific Corporation             X                                   All         4,628,000
Bristol-Myers Squibb Company              X                                   All            438,300
Carnival Corporation                      X                                   All         1,747,500
CarrAmerica Realty Corporation            X                                   All         1,696,500
Citigroup, Inc.                           X                                   All            508,157
Clear Channel Communications              X                                   All            889,800
CSX Corporation                           X                                   All         1,294,600
Dana Corporation                          X                                   All            259,200
Disney Company, The Walt                  X                                   All         2,025,000
Emerson Electric Company                  X                                   All            401,000
Franklin Resources, Inc.                  X                                   All         1,709,000
Gannett, Inc.                             X                                   All            342,700
General Dynamics Corporation              X                                   All            805,000
Gilette Company                           X                                   All         1,773,800
Hughes Electronics Corporation            X                                   All         5,508,000
Illinois Tool Works                       X                                   All         1,748,900
Int'l Business Machines Corporation       X                                   All            216,900
Int'l Flavors & Fragrances                X                                   All         1,488,900
Johnson & Johnson                         X                                   All            263,700
Kimberly-Clark Corporation                X                                   All            820,000
Markel Corporation                        X                                   All            252,205
Mellon Financial Corporation              X                                   All            940,800
J.P. Morgan & Company                     X                                   All            796,500
PanAmSat Corporation                      X                                   All         1,365,000
Proctor & Gmble Company                   X                                   All            561,100
Raytheon Company Class A                  X                                   All         2,800,000
Tribune Company                           X                                   All         1,824,400
USA Education Inc.                        X                                   All         1,879,800
Xerox Corporation                         X                                   All         2,000,000




Total


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